Organization and Business (Details) - $ / shares				12 Months Ended
	Dec. 24, 2025	Jun. 27, 2025	Jun. 22, 2025	Dec. 31, 2025
Organization and Business [Line Items]
Incorporated date				Jul. 13, 2010
Minimum bid price per share (in Dollars per share)		$ 1
Number of consecutive business days		30 days	10 days
Number of minimum bid price requirement calendar days	180 days			180 days
Common Stock Bid Price Per Share (in Dollars per share)			$ 1